Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Trade and other receivables [Abstract]
Disclosure of detailed information about Trade and other receivables
Trade and other receivables comprise:

	March 31, 2025	March 31, 2024
(i) Trade receivables, net (refer Note (i) below)	10,892,452	10,155,223
(ii) Other receivables including deposits (refer Note (ii) below)	3,951,469	3,947,962
(iii) Contract related accruals	-	-
	14,843,921	14,103,185

Disclosure of detailed information about trade receivables	Trade receivables consist of:
	March 31, 2025	March 31, 2024
Trade receivables from related parties	-	-
Other trade receivables	11,549,909	10,734,773
	11,549,909	10,734,773
Less: Allowance for doubtful receivables	(657,457)	(579,550)
Balance at the end of the year	10,892,452	10,155,223

Disclosure of detailed about allowance for credit losses
The activity in the allowance for doubtful accounts receivable is given below:
	March 31, 2025	March 31, 2024
Balance at the beginning of the year	579,550	480,403
Add : Additional provision, net	194,814	265,000
Less : Bad debts written off	(116,907)	(165,853)
Balance at the end of the year	657,457	579,550

Disclosure of other receivables
(ii)	Other receivables comprise of the following items:

	March 31, 2025	March 31, 2024
Advances and other deposits (Refer Note (a) below)	2,469,496	1,793,841
Withholding taxes (Refer Note (b) below)	1,481,973	2,154,121
	3,951,469	3,947,962
Financial assets included in other receivables	316,403	157,779

Notes:

a)	Advances and other deposits primarily comprise of receivables in the form of deposits, sales tax/VAT, service tax, GST and other advances given in the ordinary course of business.

b)
Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.